Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible assets

15	Intangible assets

(a)       Statement of financial position details

	December 31, 2023			December 31, 2022
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	747,925	(241,808)	506,117	722,730	(223,404)	499,326
Concession agreements – economic value	1,686,384	(1,048,624)	637,760	1,585,271	(933,232)	652,039
Concession agreements – new contracts	148,000	(411)	147,589	-	-	-
Program contracts	30,267,977	(9,583,480)	20,684,497	26,875,408	(8,537,949)	18,337,459
Program contracts – commitments	1,709,757	(497,731)	1,212,026	1,709,757	(444,765)	1,264,992
Services contracts – São Paulo	29,161,286	(8,967,701)	20,193,585	25,584,703	(7,714,252)	17,870,451
Software license of use	1,300,504	(787,280)	513,224	1,249,881	(654,477)	595,404
Right of use – other assets	217,204	(99,144)	118,060	170,921	(95,869)	75,052
Right of use - investments	-	-	-	26,148	-	26,148
Total	65,239,037	(21,226,179)	44,012,858	57,924,819	(18,603,948)	39,320,871

(b)       Changes

	December 31, 2022	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2023
Intangible right arising from:
Concession agreements – equity value (*)	499,326	22	27,774	(934)	(307)	(19,764)	506,117
Concession agreements – economic value	652,039	60	115,841	63	(119)	(130,124)	637,760
Concession agreements – new contracts	-	148,000	-	-	-	(411)	147,589
Program contracts (*)	18,337,459	159	3,337,155	93,417	(4,933)	(1,078,760)	20,684,497
Program contracts – commitments	1,264,992	-	-	-	-	(52,966)	1,212,026
Services contracts – São Paulo	17,870,451	430	3,717,006	(113,378)	(2,237)	(1,278,687)	20,193,585
Software license of use	595,404	1,397	49,533	(88)	-	(133,022)	513,224
Right of use – Other assets	75,052	108,405	-	-	(31)	(65,366)	118,060
Right of use – Investments	26,148	-	-	(26,148)	-	-	-
Total	39,320,871	258,473	7,247,309	(47,068)	(7,627)	(2,759,100)	44,012,858
(*)	As of December 31, 2023, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 374,679 - R$ 43,738 recognized as concession agreements – equity value and R$ 330,941 recognized as program contracts (R$ 222,572 as of December 31, 2022 – R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts).

	December 31, 2021	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2022
Intangible right arising from:
Concession agreements – equity value (*)	491,057	-	27,166	(144)	(115)	(18,638)	499,326
Concession agreements – economic value	681,441	13	48,428	33,576	(9)	(111,410)	652,039
Program contracts (*)	17,152,021	6,635	2,132,675	2,944	(2,800)	(954,016)	18,337,459
Program contracts – commitments	1,317,957	-	-	-	-	(52,965)	1,264,992
Services contracts – São Paulo	16,158,771	208	2,855,284	(41,133)	(6,063)	(1,096,616)	17,870,451
Software license of use	598,734	214	115,811	6	-	(119,361)	595,404
Right of use – Other assets	103,853	42,182	-	-	(67)	(70,916)	75,052
Right of use – Investments	-	26,148	-	-	-	-	26,148
Total	36,503,834	75,400	5,179,364	(4,751)	(9,054)	(2,423,922)	39,320,871

(*)	As of December 31, 2022, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 222,572 - R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts (R$ 245,681 as of December 31, 2021 – R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts).

	December 31, 2020	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2021
Intangible right arising from:
Concession agreements – equity value (*)	483,775	-	24,656	467	(148)	(17,693)	491,057
Concession agreements – economic value	734,665	-	52,275	(14)	(242)	(105,243)	681,441
Program contracts (*)	16,360,307	17,690	1,640,733	13,744	(8,840)	(871,613)	17,152,021
Program contracts – commitments	1,370,923	-	-	-	-	(52,966)	1,317,957
Services contracts – São Paulo	14,872,604	14,950	2,307,851	(13,827)	(13,745)	(1,009,062)	16,158,771
Software license of use	540,625	-	155,748	-	-	(97,639)	598,734
Right of use – Other assets	42,676	140,321	-	-	(4,103)	(75,041)	103,853
Total	34,405,575	172,961	4,181,263	370	(27,078)	(2,229,257)	36,503,834
(*)	As of December 31, 2021, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 245,681 - R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts (R$ 269,561 as of December 31, 2020 – R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts).

As of June 30, 2020, a contract was signed for the provision of treatment services and final disposal of solid waste and collection of garbage tax in the Municipality of Diadema for 40 years. To reach the best operationalization format, treatment services and final disposal of solid waste are in the study phase and, based on the contractual provision, are subject to a partnership between SABESP and a private party, which will occur through a public call.

(c)       Intangible arising from concession agreements

The Company operates concession agreements for water supply and sewage services mostly based on agreements that define rights and obligations regarding to the exploration of assets related to the provision of public services (See Note 3.10 (a)). The agreements provide for the return of the assets to the granting authority at the end of the concession period.

As of December 31, 2023 and 2022, the Company operated in 376 municipalities in the São Paulo State, including the municipality of Olímpia (375 as of December 31, 2022). Most of these agreements are valid for 30 years, except for contracts entered into with the municipalities of Guarulhos, Mauá, Santo André, São Bernardo do Campo, São João da Boa Vista and Tejupá, which have a 40 year term.

The provision of services is remunerated in the form of tariffs, regulated by ARSESP.

Intangible rights arising from concession agreements include:

(i) Concession agreements – equity value

Refer to municipalities assumed until 2006, except for the municipalities assumed by the economic value through an asset valuation report prepared by independent experts. The amortization of the assets is calculated on a straight-line basis, which considers the assets’ useful life.

(ii) Concession agreements – economic value

From 1999 to 2006, negotiations related to new concessions were conducted based on the economic and financial results of the transaction, defined in a valuation report issued by independent appraisers.

The amount defined in the respective contract, after the transaction is closed with the municipality, realized upon subscription of the Company's shares or in cash, is recorded in this line and amortized throughout the respective concession (usually 30 years). As of December 31, 2023 and 2022 there were no pending amounts related to these payments to the municipalities.

Intangible assets are amortized on a straight-line basis over the term of the contracts or the useful life of the underlying assets, whichever is shorter.

(iii) Concession agreements – New Contracts

These refer to contracts awarded through bidding processes following the New Legal Sanitation Framework. The assets are amortized over the contracted period or the useful life of the underlying assets, whichever is shorter.

(iv) Program contracts

Refer to the renewal of contracts previously referred to as concession agreements whose purpose is to provide sanitation services. The amortization of the assets acquired up to the signature dates of program contracts is calculated on a straight-line basis, which considers the assets’ useful life. Assets acquired or built after the signature dates of program contracts are amortized over the contracted period (most of which for 30 years) or during the useful life of the underlying assets, whichever is shorter.

(v) Program contracts - Commitments

Since the effectiveness of the Basic Sanitation Regulation in 2007, contracts have been renewed through program contracts. In some of these contracts, the Company undertook to financially participate in social and environmental initiatives. The assets built and the financial commitments assumed in the program contracts are recorded as intangible assets and amortized on a straight-line basis under the term of the program contract.

As of December 31, 2023 and 2022, the amounts not yet disbursed were recorded in “Program contract commitments”, under current liabilities, totaling R$ 21,969 and R$ 100,188, respectively, under noncurrent liabilities, totaling R$ 12,047 and R$ 12,197, respectively.

(vi) Services contracts - Municipality of São Paulo

As of June 23, 2010, the Company entered into an agreement with the São Paulo State and the Municipality of São Paulo to provide water supply and sewage services in the municipality of São Paulo for 30 years, extendable for another 30 years.

Also on June 23, 2010, the State and the Municipality signed an Agreement, with SABESP as the intervening party, whose main aspects are:

1. The State and the Municipality grant SABESP the right to explore sanitation services in the capital of the São Paulo State, which includes the obligation to provide such services and the right to charge the respective tariff for this service;

2. The State and the Municipality sets forth ARSESP as the agency responsible for regulating (including the tariff), controlling and monitoring the services;

3. The evaluation model used was the discounted cash flow, which considered the financial and economic sustainability of SABESP’s operations in the metropolitan region of São Paulo;

4. All operating costs, taxes, investments, and the opportunity cost of SABESP’s investors and creditors were considered in the cash flow analysis;

5. The opportunity cost of SABESP’s creditors and investors was based on the Weighted Average Cost of Capital (WACC) methodology. This cost was used as a discount rate of the cash flow, calculated at 7.75% at the time;

6. The agreement provides for investments corresponding to 13% of gross revenue from services provided in the Municipality of São Paulo, net of Cofins and Pasep taxes. Investment plans referring to SABESP’s execution shall be compatible with the activities and programs provided for in the State and Municipal sanitation plans, as well as in the Metropolitan sanitation plan, where applicable. The Investment Plan will be revised by the Managing Committee every four years, especially regarding investments to be made in the subsequent period;

7. The amount transferred to the Municipal Fund for Environmental Sanitation and Infrastructure (FMSAI) to be invested in sanitation services in the municipality must be recovered through tariff charges, as agreed upon in the contract. This amount accounts for 7.5% of the total revenue from services provided in the Municipality of São Paulo, net of Cofins and Pasep, and delinquency is retained in the municipalities until it is settled. Amounts transferred to FMSAI are recorded in profit or loss as operational cost;

8. The agreement provides for the remuneration of net assets in operation, preferably calculated through equity valuation or carrying amount adjusted for inflation, as defined by ARSESP. In addition, it provides for the remuneration of investments to be made by SABESP, so that there is no residual value at the end of the Agreement.

As of December 16, 2016, as a result of the 1st Four-Year Review, the 1st amendment to the contract was signed, updating the exhibits related to the Coverage Targets Plan and service quality, the Investment Plan, and the Investment Compatibility Strategy.

Regarding to the recovery of the amount transferred to the Municipal Fund for Environmental Sanitation and Infrastructure, through tariff charges, mentioned in item 7 above, in April 2013, ARSESP issued Resolution 413, postponing the application of Resolution 407 and suspending, until the conclusion of the tariff review process, the transfer of services corresponding to municipal charges to consumers, as established in Resolution 407. The postponement of Resolution 407 was due to a request by the São Paulo State to analyze, among other things, methods to reduce the impact on consumers.

As of April 18, 2014, ARSESP published Resolution 484 with the final result of SABESP’s Tariff Revision, however, both the São Paulo Municipal Government, through Official Letter 1,309/2014-SGM/GAB and the São Paulo State through a petition filed by the São Paulo State Office, through Official Letter ATG/Official Letter 092/2014-CC, requested a postponement of the effects of ARSESP Resolution 413, published in the São Paulo State Official Gazette on March 20, 2013, until the conclusion of the revision of the Agreement entered into between the São Paulo Municipal Government, the São Paulo State and SABESP.

As of May 9, 2018, ARSESP announced the final result of the Second Ordinary Tariff Revision and, as of this revision cycle, ARSESP has been transferring the tariffs up to 4% of municipal revenue, which is transferred from SABESP to the Municipal Fund for Environmental Sanitation and Infrastructure legally created. Under the Second Ordinary Tariff Revision, concluded in May 2018, the only contract providing for that transfer and meeting the requirements of ARSESP was the one executed with the municipality of São Paulo. Accordingly, 4% of the funds transferred to the Municipal Fund for Environmental Sanitation and Infrastructure of São Paulo were transferred to the tariffs of the tariff cycle ended in April 2021.

The Municipal Government of São Paulo, the São Paulo State Governments, ARSESP and the Company have not reached an agreement to define the percentage of the Municipal Fund for Environmental Sanitation and Infrastructure transfer to the tariffs charged by the Company in the Municipality of São Paulo, which led to the filing of a lawsuit by the municipality claiming the percentage provided for in the contract between the parties. As requested by the municipality, the lawsuit is currently suspended.

At the time of execution of the agreement, the Municipality of São Paulo and the Company did not agree to settle the pending financial issues existing, related to the rendering of water supply and sewage services to the properties of the Municipality, and for that reason, the Company filed lawsuits for collection of the aforementioned amounts, which remain in progress and are recorded under allowance for doubtful accounts.

As of December 31, 2023 and 2022, the agreement entered into with the Municipality of São Paulo accounted for 44.95% and 45.14%, respectively, of the Company’s sanitation revenue, which ensures legal and property security to SABESP.

(d)       Public-Private Partnership - PPP

SABESP carries out operations related to the PPPs mentioned below. These operations and their respective guarantees are supported by agreements executed according to Law 11,079/2004.

Alto Tietê Production System (PPP SPAT)

In June 2008, SABESP and the special purpose entity CAB-Sistema Produtor Alto Tietê S/A (currently SPAT Saneamento S/A), formed by Galvão Engenharia S.A. and Companhia Águas do Brasil – Cab Ambiental, signed the contracts of the Public-Private Partnership of the Alto Tietê production system, to expand the capacity of the Taiaçupeba Water Treatment Station, from 10 thousand to 15 thousand litters per second, valid for 15 years from the commencement of the works.

The works started in February 2009 and the SPAT PPP started operating in October 2011.

SABESP monthly transfers funds from tariffs collected for services provided to the SPE CAB Sistema Produtor Alto Tietê S/A, totaling R$ 14,740, corresponding to monthly remuneration. This amount is annually adjusted by the IPC – FIPE and is monthly recorded in a restricted account, as established in the contracts. If SABESP complies with its monthly obligations with the SPE, the funds from the restricted account will be released.

The guarantee has been effective since the beginning of the operation and will be valid until the end, termination, intervention, annulment or caducity of the Administrative Concession, or other events of extinction provided for in the Concession Agreement or the legislation applicable to administrative concessions, including in the event of bankruptcy or dissolution of the SPE.

São Lourenço Production System (PPP SPSL)

In August 2013, the Company and the special purpose entity Sistema Produtor São Lourenço S/A, formed by Construções e Comércio Camargo Corrêa S/A and Construtora Andrade Gutierrez S/A, signed the Public-Private Partnership contracts of the São Lourenço Production System, valid for 25 years from the commencement of the works.

In May 2018, the control of SPE Sistema Produtor São Lourenço S/A was transferred to CGGC Construtora do Brasil Ltda, previously formed by Construções e Comércio Camargo Corrêa S/A and Construtora Andrade Gutierrez S/A.

The objective of the contract is: (i) the construction of a water production system, mainly consisting of a water pipeline connecting Ibiúna to Barueri, a water collection station in Ibiúna, a water treatment station in Vargem Grande Paulista and water reservoirs; and (ii) for the operation of the system to dewater, dry and provide final disposal of sludge, maintenance and works of the São Lourenço Production System project.

The works started in April 2014 and the São Lourenço Production System (SPSL) PPP started operating on July 10, 2018.

Since the beginning of operations, the Company monthly transfers funds from tariffs collected for services provided to the SPE Sistema Produtor São Lourenço S/A, in the amount of R$ 42,904, corresponding to monthly remuneration plus any interests and charges. This amount is annually adjusted by the IPC – FIPE and is monthly recorded in a restricted account, as established in the contracts. If the Company complies with its monthly obligations with the SPE, the funds from the restricted account will be released.

The guarantee has become effective since the start of operations of the system, with acceptance by SABESP, and will be valid until one of the following events occurs, whichever occurs first: (i) the original payment date of the last installment of interest/amortization of main financing that the SPE may contract for the performance of the works; (ii) end, termination, intervention, annulment or caducity of the Administrative Concession, or other events of extinction provided for in the Concession Agreement or the legislation applicable to administrative concessions, including in the event of bankruptcy or dissolution of the SPE.

Intangible assets were accrued based on the physical evolution of the works, with the Public-Private Partnership accounts being the corresponding entries in liabilities.

The discount rates used in the agreements of the Public-Private Partnerships Alto Tietê and São Lourenço are 8.20% and 14.85% p.a., respectively, for the calculation of the present value adjustment.

The amounts recorded in intangible assets are as follows:

	December 31, 2023	December 31, 2022
Alto Tietê	235,224	251,545
São Lourenço	2,556,002	2,725,900
Total	2,791,226	2,977,445

The obligations assumed by the Company as of December 31, 2023 and 2022 are shown in the table below:

	December 31, 2023			December 31, 2022
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	52,762	-	52,762	91,782	36,645	128,427
São Lourenço	435,164	2,798,688	3,233,852	130,631	2,700,123	2,830,754
Total	487,926	2,798,688	3,286,614	222,413	2,736,768	2,959,181

(e) Amortization of Intangible Assets

The average amortization rate totaled 5.4% as of December 31, 2023 (5.2% as of December 31, 2022 and 4.9% as of December 31, 2021).

(f) Leases and right of use

Nature	December 31, 2023	December 31, 2022

Leases - Contract Assets	-	276,893

Leases - Concession and Program Contracts
Cost	588,600	405,431
Accumulated amortization	(213,921)	(182,859)
(=) Net	374,679	222,572

Right of use - Other assets
Vehicles	205,593	153,384
Properties	11,566	11,711
Equipment	45	5,826
Accumulated amortization	(99,144)	(95,869)
(=) Net	118,060	75,052

Total – Leases and Right of use	492,739	574,517

The lease liability corresponds to total future fixed lease payments, adjusted to present value, considering an incremental rate on borrowings. For further information, see Note 17.

The table below shows the impact in the income statements:

Impact in the income statement
	December 31, 2023	December 31, 2022	December 31, 2021

Right-of-use amortization	(96,429)	(105,551)	(75,041)
Financial result – interest expense and inflation adjustment	(75,108)	(72,050)	(68,730)
Short-term and low-value lease expenses	(26,776)	(25,365)	(22,467)
Decrease of the income of the year	(198,313)	(202,966)	(166,238)

(g) Performance Agreements

SABESP has performance agreements for the construction of assets, in which the contractor is paid for the delivery of results, not only for the execution of the construction works.

The performance agreements have three phases: (i) implementation of the scope - construction of the asset; (ii) calculation of the performance of the asset built; and (iii) payment of fixed installments.

SABESP monitors the performance of the agreement and recognizes the assets when future economic benefits are generated for the Company so that costs can be reliably measured. The performance value is part of the asset’s cost, as it has better performance and, consequently, generates additional future economic benefits for the Company.

The limit to be paid to the supplier corresponds to 120% of the base value of the agreement. In most agreements, when the minimum performance percentage is not reached, the amount to be paid to the supplier will be the cost of the materials used in the construction of the assets only.

As of December 31, 2023 and 2022, the accounting balances of these agreements recorded in contract asset and intangible assets were R$ 183,876 and R$ 138,550, and in intangible assets they totaled R$ 2,191,361 and R$ 2,126,106, respectively.